Employee Benefit Plans (Schedule Of Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans [Roll Forward]
2013 Amortization	$ 6.4	$ 6.0	$ 4.0
Net loss/(gain) (before tax)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans [Roll Forward]
Accumulated other comprehensive income (net of tax), Beginning Balance	104.7
2013 Amortization	6.4
2013 Net Actuarial Gain	35.1
2013 Foreign Currency Exchange Rates Change	0.1
Deferred income taxes change	0
Accumulated other comprehensive income (net of tax), Ending Balance	63.1
Net prior service cost (before tax)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans [Roll Forward]
Accumulated other comprehensive income (net of tax), Beginning Balance	0.5
2013 Amortization	0.2
2013 Net Actuarial Gain	0
2013 Foreign Currency Exchange Rates Change	0
Deferred income taxes change	0
Accumulated other comprehensive income (net of tax), Ending Balance	0.3
Deferred income taxes
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans [Roll Forward]
Deferred income taxes, beginning balance	(38.2)
2013 Amortization	0
2013 Net Actuarial Gain	0
2013 Foreign Currency Exchange Rates Change	0
Deferred income taxes change	(15.1)
Deferred income taxes, ending balance	(23.1)
Accumulated other comprehensive income (net of tax)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans [Roll Forward]
Accumulated other comprehensive income (net of tax), beginning balance	67.0
2013 Amortization	6.6
2013 Net Actuarial Gain	35.1
2013 Foreign Currency Exchange Rates Change	0.1
Deferred income taxes change	(15.1)
Accumulated other comprehensive income (net of tax), ending balance	$ 40.3